Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Amount	$ 1,068,197	$ 1,193,321	$ 2,147,669	$ 2,370,382	$ 4,561,300	$ 5,332,979
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 587,712	$ 704,626	$ 1,170,539	$ 1,374,401	$ 2,677,050	$ 3,307,129
Americas [Member] | Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	55.00%	59.00%	55.00%	62.00%	59.00%	62.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 360,666	$ 389,318	$ 746,916	$ 797,228	$ 1,511,886	$ 1,588,539
EMEA [Member] | Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	34.00%	33.00%	34.00%	30.00%	33.00%	30.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 119,819	$ 99,377	$ 230,214	$ 198,753	$ 372,364	$ 437,311
Asia Pacific [Member] | Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	11.00%	8.00%	11.00%	8.00%	8.00%	8.00%